Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Property, plant and equipment
9.	Property, plant and equipment
The changes in property, plant and equipment for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2024:
Cost	85,983	1,033,758	2,551,174	185,287	3,856,202
Accumulated depreciation and impairment losses	(37)	(589,975)	(1,742,511)	(1,039)	(2,333,562)

Carrying amount	85,946	443,783	808,663	184,248	1,522,640

Changes in carrying amount:
Additions	2,815	19,701	76,224	248,163	346,903
Acquisitions through business combinations	258	12,511	3,964	1,221	17,954
Reclassifications	371	56,556	213,401	(273,978)	(3,650)
Disposals or classified as held for sale *1	(657)	(1,957)	(5,762)	(984)	(9,360)
Depreciation *2	-	(45,722)	(301,344)	-	(347,066)
Impairment losses	-	(1,154)	(645)	(203)	(2,002)
Translation adjustment	(162)	(2,051)	901	497	(815)
Other	54	(212)	(10,904)	118	(10,944)

Total changes	2,679	37,672	(24,165)	(25,166)	(8,980)

Balance as of March 31, 2025:
Cost	88,662	1,093,460	2,719,283	159,963	4,061,368
Accumulated depreciation and impairment losses	(37)	(612,005)	(1,934,785)	(881)	(2,547,708)

Carrying amount	88,625	481,455	784,498	159,082	1,513,660

Changes in carrying amount:
Additions	495	14,448	73,757	260,571	349,271
Acquisitions through business combinations	-	396	1,068	-	1,464
Reclassifications	9	138,417	136,416	(276,907)	(2,065)
Disposals or classified as held for sale *1	(584)	(19,167)	(14,637)	(3,820)	(38,208)
Classified as held for distribution to owners *3	(6,672)	(24,134)	(1,535)	(62)	(32,403)
Depreciation *2	-	(47,232)	(281,288)	-	(328,520)
Impairment losses *4	-	(9,800)	(13,784)	(13,900)	(37,484)
Translation adjustment	1,440	12,139	10,053	2,179	25,811
Other	-	(463)	3,970	(1,228)	2,279

Total changes	(5,312)	64,604	(85,980)	(33,167)	(59,855)

Balance as of March 31, 2026:
Cost	83,313	1,175,951	2,831,795	140,944	4,232,003
Accumulated depreciation and impairment losses	-	(629,892)	(2,133,277)	(15,029)	(2,778,198)

Carrying amount	83,313	546,059	698,518	125,915	1,453,805

*1	An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified to current asset as an asset held for sale.

*2
A portion of depreciation expenses is allocated to the cost of inventory and recognized in cost of sales as inventory is sold, or directly recognized in selling, general and administrative expenses and research and development expenditures in the consolidated statements of income, depending on the use of the asset.

*3
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, assets of the Financial Services business have been classified as a disposal group held for distribution to owners. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances related to the Financial Services business as of March 31, 2026.

*4	Refer to Note 12 for the details of impairment losses.